Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 19,875,392
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,568,340	¥ 2,679,482
Pledged assets that may not be sold or repledged by secured parties	30,204,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	22,927,000	25,358,000
Fair value of securities accepted as collateral that was sold or repledged	16,514,000	17,738,000
Cash collateral pledged for derivative transactions included in Other assets	1,276,897	1,473,109
Cash collateral received for derivative transactions included in Other liabilities	¥ 844,234	¥ 1,158,053